UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7478

Name of Fund: MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniVest
      Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005                    (in Thousands)

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                          Face
State                   Amount    Municipal Bonds                                                                           Value
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
Alabama - 1.9%         $ 5,500    Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75%
                                  due 6/01/2032                                                                           $   5,838
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Arizona - 2.3%           1,000    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                  Project 1), Series A, 6.75% due 7/01/2029                                                     994
                         1,200    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (El Paso
                                  Electric Company Project), Series A, 6.25% due 5/01/2037                                    1,220
                         2,315    Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                                  Refunding, 7.50% due 7/01/2010 (c)                                                          2,823
                         2,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                  Series C, 6.75% due 7/01/2031                                                               2,071
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California - 12.8%       5,000    California State, GO, Refunding, 5% due 3/01/2034 (a)                                       5,228
                                  California State, Various Purpose, GO:
                         3,300        5.50% due 4/01/2028                                                                     3,601
                         4,145        5.50% due 4/01/2030                                                                     4,509
                         5,000        5.50% due 11/01/2033                                                                    5,414
                         4,965    California State, Various Purpose, GO, Refunding, 5% due 6/01/2031 (a)                      5,196
                                  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                  Revenue Bonds:
                         4,310        Series A-3, 7.875% due 6/01/2042                                                        4,812
                         3,750        Series B, 5.375% due 6/01/2028                                                          3,933
                         6,200        Series B, 5.50% due 6/01/2033                                                           6,653
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Colorado - 3.4%            335    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                  due 4/01/2031                                                                                 343
                                  Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee):
                         3,025        Series A, 7.35% due 9/01/2031                                                           3,237
                         1,000        Series B, 7% due 9/01/2031                                                              1,030
                         1,325    North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031             1,337
                         3,300    Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds (Public
                                  Improvement Fees), 8% due 12/01/2025                                                        3,455
                         1,000    Southlands, Colorado, Medical District, GO (Metropolitan District # 1), 7%
                                  due 12/01/2024                                                                              1,030
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Connecticut - 1.1%       1,165    Connecticut State Development Authority, Airport Facility Revenue Bonds (LearJet Inc.
                                  Project), AMT, 7.95% due 4/01/2026                                                          1,359
                         2,000    Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                  Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                2,124
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Florida - 4.8%                    Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                                  Revenue Bonds:
                         2,350        Series A, 6.375% due 5/01/2035                                                          2,428
                         1,250        Series B, 5.75% due 5/01/2013                                                           1,276
                         4,000    Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                  Bonds, Series A, 6.25% due 5/01/2037                                                        4,155
                         1,280    Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                                  Health System), 5.625% due 11/15/2032                                                       1,365

Portfolio Abbreviations

To simplify the listings of MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDB         Industrial Development Board
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
RITR        Residual Interest Trust Receipts
S/F         Single-Family
VRDN        Variable Rate Demand Notes

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

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                          Face
State                   Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (concluded)               Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                  Assessment Bonds:
                       $ 1,135        6.25% due 5/01/2034                                                                 $   1,172
                         1,000        Series A, 6.95% due 5/01/2033                                                           1,069
                            90    Panther Trace, Florida, Community Development District, Special Assessment Revenue
                                  Bonds, Series B, 6.50% due 5/01/2009                                                           91
                           970    Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                                  6.75% due 5/01/2032                                                                         1,025
                           975    Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                  Improvement Bonds, Series A, 7.10% due 5/01/2033                                            1,039
                           985    Vista Lakes Community, Florida, Development District, Capital Improvement Revenue
                                  Bonds, Series B, 5.80% due 5/01/2008                                                          993
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Georgia - 5.7%           1,655    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.25%
                                  due 12/01/2005                                                                              1,677
                         2,000    Atlanta, Georgia, Tax Allocation Revenue Bonds (Atlantic Station Project), 7.90%
                                  due 12/01/2024                                                                              2,183
                         1,225    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue Bonds
                                  (Coastal Community Retirement Corporation Project), Series A, 7.125% due 1/01/2025          1,220
                         2,000    Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                  (Canterbury Court Project), Series A, 6.125% due 2/15/2026                                  2,021
                                  Georgia Municipal Electric Authority, Power Revenue Refunding Bonds:
                         5,620        Series W, 6.60% due 1/01/2018                                                           6,840
                           380        Series W, 6.60% due 1/01/2018 (b)                                                         463
                         1,250        Series X, 6.50% due 1/01/2020                                                           1,535
                         1,350    Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                  College and State University Foundation), 5.50% due 9/01/2024                               1,436
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Idaho - 0.1%               405    Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Series E-2, 6.90%
                                  due 1/01/2027                                                                                 410
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Illinois - 17.4%         5,570    Chicago, Illinois, O'Hare International Airport, General Revenue Refunding Bonds,
                                  Third Lien, Series A, 5% due 1/01/2030 (h)                                                  5,782
                         3,000    Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                  AMT, Series 253, 9.319% due 1/01/2020 (h)(l)                                                3,679
                         4,000    Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                  Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                3,417
                           385    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (e)(f)         386
                           800    Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032           830
                         1,000    Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                                  6.57% due 2/15/2013                                                                         1,048
                         2,800    Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids Management
                                  LLC Project), AMT, 6% due 11/01/2023                                                        2,935
                         1,000    Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                  Providers Facility), Series A, 6.50% due 7/01/2022                                          1,070
                         2,500    Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                  Rehabilitation Providers), Series A, 6% due 7/01/2015                                       2,606
                         3,325    Illinois Educational Facilities Authority Revenue Bonds (University of Chicago),
                                  Series A, 5% due 7/01/2033                                                                  3,445
                         3,505    Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023          3,582
                         2,600    Kane and DeKalb Counties, Illinois, Community Unit School District Number 302, GO,
                                  DRIVERS, Series 283, 9.35% due 2/01/2018 (c)(l)                                             3,431
                         2,000    McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                  GO, Refunding, 6.375% due 12/01/2016 (g)                                                    2,375
                         3,200    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                  Refunding Bonds, DRIVERS, Series 269, 9.224% due 6/15/2023 (h)(l)                           4,187

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Illinois (concluded)              Regional Transportation Authority, Illinois, Revenue Bonds:
                       $ 1,500        Series A, 7.20% due 11/01/2020 (a)                                                  $   1,976
                         7,000        Series A, 6.70% due 11/01/2021 (c)                                                      8,959
                         2,500        Series C, 7.75% due 6/01/2020 (c)                                                       3,559
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Indiana - 7.6%           5,545    Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80%
                                  due 1/01/2017 (d)                                                                           5,555
                                  Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A:
                           470        7.25% due 6/01/2015 (i)                                                                   565
                         1,530        7.25% due 6/01/2015                                                                     1,927
                         3,775        6.80% due 12/01/2016                                                                    4,690
                         8,750    Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
                                  Series D, 6.75% due 2/01/2014                                                              10,518
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Louisiana - 6.4%         5,000    Louisiana Local Government, Environmental Facilities, Community Development Authority
                                  Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30%
                                  due 7/01/2030 (a)                                                                           5,484
                        10,000    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                  6.50% due 1/01/2017                                                                        10,271
                         3,600    Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                                  (International Paper Company), 6.20% due 2/01/2025                                          3,826
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Maryland - 1.5%          2,000    Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                  Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                 2,101
                         1,000    Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                  (University of Maryland Medical System), Series B, 7% due 7/01/2022 (c)                     1,337
                         1,245    Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                                  District), Series A, 6.70% due 7/01/2027 (k)                                                1,419
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Massachusetts - 4.3%     1,000    Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                  Senior-Series A, 7.50% due 5/01/2011                                                        1,238
                         1,250    Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                  Nazarene College), 5.625% due 4/01/2029                                                     1,127
                         6,000    Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%
                                  due 7/15/2019                                                                               7,383
                         3,000    Massachusetts State Water Resource Authority, Revenue Refunding Bonds, Series A, 6%
                                  due 8/01/2016 (c)                                                                           3,456
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Michigan - 6.7%          1,750    Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                  Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2027             1,997
                           700    Detroit, Michigan, Sewer Disposal Revenue Bonds, Senior Lien, VRDN, Series A, 1.84%
                                  due 7/01/2033 (g)(j)                                                                          700
                         3,100    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical
                                  Center), Series A, 6% due 7/01/2020 (m)                                                     3,409
                         5,320    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                  Clemens General Hospital), Series B, 5.875% due 11/15/2034                                  5,100
                                  Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Series A:
                         3,425        (Ascension Health Credit), 6.125% due 11/15/2009 (i)                                    3,936
                         2,340        (Detroit Medical Center Obligation Group), 6.50% due 8/15/2018                          2,340
                         3,000    Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                  (Development Area Number 3), 6.375% due 6/01/2031                                           3,024
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 3.5%                Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                  Resources Inc. Project):
                         7,200        5.875% due 4/01/2022                                                                    7,221
                         3,465        5.90% due 5/01/2022                                                                     3,499
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.1%            300    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                                  (Homeowner Loan), AMT, Series A, 7.50% due 3/01/2031 (f)                                      307
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.8%                   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT (f):
                       $   995        Series C, 6.30% due 9/01/2028 (e)                                                   $   1,021
                         1,295        Series D, 6.45% due 3/01/2028                                                           1,339
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Nevada - 3.4%            3,500    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2, 5%
                                  due 7/01/2036 (c)                                                                           3,625
                         3,300    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                  due 6/01/2022 (c)                                                                           3,371
                           620    Clark County, Nevada, Improvement District No. 142 Special Assessment, 6.375%
                                  due 8/01/2023                                                                                 640
                           110    Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior Series E, 7%
                                  due 10/01/2019 (d)                                                                            112
                         2,500    Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company),
                                  AMT, 6.65% due 12/01/2017 (a)                                                               2,533
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New Jersey - 5.5%        4,250    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                            4,454
                                  New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility),
                                  Series A:
                         1,335        7.25% due 11/15/2021                                                                    1,420
                         1,100        7.25% due 11/15/2031                                                                    1,159
                         3,000    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                  AMT, 6.25% due 9/15/2029                                                                    2,387
                         1,680    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                  Hospital Association), 6.625% due 7/01/2036                                                 1,653
                         5,580    Tobacco Settlement Financing Corporation of New Jersey Revenue Bonds, 7% due 6/01/2041      5,768
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New Mexico - 1.1%        3,160    Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Co.-San Juan Project),
                                  Series A, 6.95% due 10/01/2020                                                              3,317
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New York - 15.0%                  New York City, New York, City IDA, Civic Facility Revenue Bonds:
                           690        Series C, 6.80% due 6/01/2028                                                             716
                           890        (Special Needs Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                  927
                         1,920    New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways Plc
                                  Project), AMT, 7.625% due 12/01/2032                                                        2,019
                         7,500    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                  System Revenue Refunding Bonds, Series B, 5% due 6/15/2036                                  7,809
                         3,375    New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                  Series 283, 10.36% due 5/15/2010 (l)                                                        4,473
                                  New York City, New York, GO:
                         6,350        Series D, 5% due 11/01/2034                                                             6,552
                         3,500        Series F, 5.25% due 1/15/2033                                                           3,695
                                  New York City, New York, GO, Refunding:
                         2,725        Series A, 6.375% due 5/15/2010 (c)(i)                                                   3,204
                           530        Series A, 6.375% due 5/15/2015 (c)                                                        619
                         2,000        Series G, 5% due 12/01/2033                                                             2,064
                         7,000    New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305, 9.86%
                                  due 5/15/2015 (h)(l)                                                                        9,107
                         1,000    Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds, AMT,
                                  136th Series, 5.125% due 5/01/2034 (h)                                                      1,048
                         1,000    Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                  Facilities Pooled Program), Series E-1, 6.50% due 7/01/2017                                 1,024
                         2,690    Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                  (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                   2,747
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.6%    1,400    Haywood County, North Carolina, Industrial Facilities and Pollution Control Financing
                                  Authority Revenue Bonds (Champion International Corporation Project), AMT, 6.25%
                                  due 9/01/2025                                                                               1,440
                         2,000    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC of
                                  North Carolina Projects), Series A, 5.80% due 10/01/2034                                    2,031

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina         $ 1,500    North Carolina Medical Care Commission, Retirement Facilities, First Mortgage
(concluded)                       Revenue Bonds (Givens Estates Project), Series A, 6.375% due 7/01/2023                  $   1,529
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Pennsylvania - 4.8%      2,000    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                  Series 396, 9.853% due 1/01/2019 (g)(l)                                                     2,521
                                  Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                  Project):
                           470        6.125% due 2/01/2028                                                                      473
                           340        6.25% due 2/01/2035                                                                       344
                         2,000    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
                                  (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                             2,102
                         1,250    Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University of
                                  Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                      1,388
                         1,265    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%
                                  due 12/01/2017                                                                              1,292
                                  Sayre, Pennsylvania, Health Care Facilities Authority Revenue Bonds (Guthrie Health
                                  Issue), Series B:
                         2,425        5.85% due 12/01/2020                                                                    2,638
                         3,350        7.125% due 12/01/2031                                                                   3,975
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Rhode Island - 0.4%      1,140    Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                  Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2032                              1,241
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South Carolina - 1.5%    1,200    Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                  Bonds (Lexington Medical Center), 5.50% due 5/01/2032                                       1,264
                         1,500    Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                  Refunding and Improvement Bonds, 5.50% due 11/01/2032                                       1,575
                         1,230    Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                  Refunding Bonds, 6.50% due 8/15/2012 (i)                                                    1,490
                           365    South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                                  AMT, Series A, 6.70% due 7/01/2027                                                            374
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Tennessee - 3.7%         1,000    Johnson City, Tennessee, Health and Educational Facilities Board, Retirement Facility
                                  Revenue Bonds (Appalachian Christian Village Project), Series A, 6% due 2/15/2024             985
                         4,000    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                  Newsprint), AMT, 7.40% due 12/01/2022                                                       4,018
                           260    Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                                  Public Improvement IV, VRDN, Series E-5, 1.84% due 6/01/2020 (a)(j)                           260
                                  Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                  Revenue Refunding Bonds (Methodist Healthcare):
                         3,175        6.50% due 9/01/2012 (i)                                                                 3,834
                         1,825        6.50% due 9/01/2026 (b)                                                                 2,206
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Texas - 18.6%                     Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                  Tier, Series A:
                         1,600        6.70% due 1/01/2028                                                                     1,714
                         4,510        6.70% due 1/01/2032                                                                     4,829
                         1,200    Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                  (Scott & White Memorial Hospital), VRDN, Series B-2, 1.84% due 8/15/2029 (h)(j)             1,200
                                  Brazos River Authority, Texas, PCR, Refunding AMT:
                         1,500        (Texas Utility Company), Series A, 7.70% due 4/01/2033                                  1,784
                         6,805        (Utilities Electric Company), Series B, 5.05% due 6/01/2030                             6,993
                         1,810    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                  Series B, 7.75% due 12/01/2018                                                              2,009

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                   Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Texas (concluded)      $ 5,800    Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue
                                  Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033   $   6,411
                         2,500    Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                  Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due 4/01/2026      2,640
                         5,000    Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                  Bonds, RITR, Series 6, 9.005% due 12/01/2027 (b)(l)                                         6,964
                         1,150    Lufkin, Texas, Health Facilities Development Corporation, Health System Revenue Bonds
                                  (Memorial Health System of East Texas), 5.70% due 2/15/2028                                 1,181
                         3,440    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds (Reliant
                                  Energy Inc.), Series C, 8% due 5/01/2029                                                    3,811
                         3,060    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                  Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25%
                                  due 11/01/2031                                                                              3,300
                                  Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project):
                         2,500        AMT, Series B, 6.70% due 11/01/2030                                                     2,595
                         1,600        Series A, 6.45% due 11/01/2030                                                          1,627
                         3,750    San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469x, 9.39%
                                  due 2/01/2014 (l)                                                                           4,729
                         5,000    University of Texas, Financing System Revenue Refunding Bonds, Series D, 5%
                                  due 8/15/2034                                                                               5,212
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.7%          1,000    Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                  Company), Series B, 5.875% due 6/01/2017                                                    1,110
                         3,115    Isle of Wight County, Virginia, IDA, Solid Waste Disposal Facilities Revenue Bonds
                                  (Union Camp Corporation Project), AMT, 6.55% due 4/01/2024                                  3,186
                         7,415    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior Series A,
                                  5.50% due 8/15/2028                                                                         7,103
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.1%        2,425    Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                  Refunding Bonds (Chelan Hydro System), AMT, Series D, 6.35% due 7/01/2028 (h)               2,667
                                  Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS (l):
                         2,250        Series 248, 9.35% due 7/01/2018 (h)                                                     2,897
                         1,125        Series 255, 9.845% due 7/01/2018 (a)                                                    1,485
                         5,000    Washington State, GO, Trust Receipts, Class R, Series 6, 9.764% due 1/01/2014 (g)(l)        6,294
                         2,200    Washington State Health Care Facilities Authority Revenue Bonds (Kadlec Medical
                                  Center), 6% due 12/01/2030 (k)                                                              2,469
                                  Washington State Public Power Supply System, Revenue Refunding Bonds, Series B:
                         1,900        (Nuclear Project No. 3), 7.125% due 7/01/2016 (h)                                       2,467
                         5,000        (Nuclear Project Number 1), 7.125% due 7/01/2016                                        6,461
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.6%         2,045    Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue
                                  Bonds, 6.125% due 6/01/2027                                                                 2,051
                         2,715    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                  (Synergyhealth Inc.), 6% due 11/15/2032                                                     2,857
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 2.0%                    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC
                                  Corporation Project), AMT:
                         1,000        Series A, 7% due 6/01/2024                                                              1,017
                         5,000        Series B, 6.90% due 9/01/2024                                                           5,074
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              6,000    Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 2.2%                    (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                           6,580
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $431,497*) - 153.6%                                             470,802

                                  Other Assets Less Liabilities - 3.5%                                                       10,817

                                  Preferred Stock, at Redemption Value - (57.1%)                                           (175,013)
                                                                                                                          ---------
                                  Net Assets Applicable to Common Stock - 100.0%                                          $ 306,606
                                                                                                                          =========

MuniVest Fund II, Inc.

Schedule of Investments as of January 31, 2005 (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 431,519
                                                                      =========
      Gross unrealized appreciation                                   $  40,193
      Gross unrealized depreciation                                        (910)
                                                                      ---------
      Net unrealized appreciation                                     $  39,283
                                                                      =========

(a)   AMBAC Insured.
(b)   Escrowed to maturity.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FHLMC Collateralized.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h)   MBIA Insured.
(i)   Prerefunded.
(j) Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(k)   Radian Insured.
(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(m)   ACA Insured.

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       (3,092)            $15
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                 Notional            Unrealized
                                                  Amount            Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to
      7-Day Bond Market Association
      Municipal Swap Index Rate
      and pay a fixed rate equal to 3.619%

      Broker, JPMorgan Chase Bank
      Expires February 2015                      $ 10,500            $     (110)

      Receive a variable rate equal to
      7-Day Bond Market Association
      Municipal Swap Index Rate
      and pay a fixed rate equal to 3.63%

      Broker, JPMorgan Chase Bank
      Expires March 2015                         $ 11,000                  (105)
      --------------------------------------------------------------------------
      Total                                                          $     (215)
                                                                     ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniVest Fund II, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    President
    MuniVest Fund II, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniVest Fund II, Inc.

Date: March 21, 2005